Deferred Income - Schedule of Deferred Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Income [Abstract]
Deferred income beginning balance	$ 4,954	$ 3,139
Green certificates received	10,663	10,729
Green certificates sold	(10,169)	(8,849)
Foreign exchange gain/(loss)	159	(65)
Deferred income ending balance	$ 5,607	$ 4,954